                                               --------------------------------
                                                        OMB APPROVAL
                                               --------------------------------
                                               OMB Number: 3235-006
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                                               hours per form............ 24.60
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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                          WASHINGTON, D.C.  20549
                                                          ----------------------
                                                               SEC USE ONLY
                                                          ----------------------
                                    FORM 13F
                                                          ----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended December 31st , 2001 .
                                                    --------------------------
-------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here:  [ ]
Todd Investment Advisors,  Inc.
-------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street, Louisville,   KY       40202
-------------------------------------------------------------------------------
Business Address                   (Street)         (City)   (State)     (Zip)

Bosworth M. Todd          (502) 585-3121          Chairman
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                             ATTENTION
------------------------------------------------------------------------------

   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

-------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamend- ed items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 21st day of January, 2002 .

                                     TODD INVESTMENT ADVISORS,  INC.
                                     -----------------------------------------
                                     (Name of Institutional Investment Manager)


                                                 Bosworth M. Todd
                                     -----------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.


Name:                                 13f file No.:         Name:                              13f file No.:
----------------------------------------------------------  -------------------------------------------------------
1.  Todd Investment Advisors, Inc.      28-834              6.
----------------------------------------------------------  -------------------------------------------------------
2.                                                          7.
----------------------------------------------------------  -------------------------------------------------------
3.                                                          8.
----------------------------------------------------------  -------------------------------------------------------
4.                                                          9.
----------------------------------------------------------  -------------------------------------------------------
5.                                                          10.
----------------------------------------------------------  -------------------------------------------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                      0
FORM 13F INFORMATION TABLE ENTRY TOTAL:               171
FORM 13F INFORMATION TABLE VALUE TOTAL:           1907561


LIST OF OTHER INCLUDED MANAGERS:
NO.                                   13F FILE NUMBER                  NAME

Page 1 of 11                                    FORM 13F                                 (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------
                                                                                     Item 6:
                                                                                Investment Discretion
                        Item 2:               Item 4:   Item 5:     -----------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
-----------------------------------------------------------------------------------------------------------------------
ABBOTT LABS              Common   002824100    1906      34190


AEGON N V                Common   007924103    1466      54775


AGILENT INC              Common   00846U101    7796     273449


ALLERGAN INC             Common   018490102     210       2800


AMERICAN EXPRESS CO      Common   025816109     601      16844


AMERICAN HOME MTG HLDGS  Common   02660M108     218      18000


AMERICAN HOME PRODS CORP Common   026609107    2038      33216


AMERICAN INTL GROUP INC  Common   026874107   12511     157568


ANHEUSER BUSCH COS INC   Common   035229103   11435     252920


ANTHRACITE CAP INC       Common   037023108     110      10000


APPLIED MATLS INC        Common   038222105   11706     291910


APPLIX INC               Common   038316105      48      34300


ARCHSTONE SMITH TR       Common   039583109    4626     175905


ASHLAND INC              Common   044204105     233       5052


AUDIOVOX CORP            Common   050757103     100      13450


AUTOMATIC DATA PROCESSIN Common   053015103   28098     477050


AVON PRODS INC           Common   054303102     593      12760


                                        Item 8
   Item 1:              Voting Authority (Shares)
Name of Issuer          ---------------------------------------------
                            (a) Sole    (b) Shared  (c) None
--------------------------------------------------------------------
ABBOTT LABS                     5890                   28300


AEGON N V                      12840                   41935


AGILENT INC                        0                  273449


ALLERGAN INC                       0                    2800


AMERICAN EXPRESS CO            16844                       0


AMERICAN HOME MTG HLDGS        18000                       0


AMERICAN HOME PRODS CORP        6100                   27116


AMERICAN INTL GROUP INC         9754                  147814


ANHEUSER BUSCH COS INC        234240                   18680


ANTHRACITE CAP INC             10000                       0


APPLIED MATLS INC             130410                  161500


APPLIX INC                     34300                       0


ARCHSTONE SMITH TR           160,355                   15550


ASHLAND INC                     5052                       0


AUDIOVOX CORP                  13450                       0


AUTOMATIC DATA PROCESSIN        5400                  471650


AVON PRODS INC                  1960                   10800

Page 2 of 11                                    FORM 13F                                          (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:
                                                                           Investment Discretion
                        Item 2:               Item 4:   Item 5:    -----------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
-----------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP     Common   060505104   73084    1160992


                                             156779


BANK ONE CORP            Common   06423A103   17070     437133


BAXTER INTL INC          Common   071813109     520       9700


BELLSOUTH CORP           Common   079860102    1318      34536


BLOCK H & R INC          Common   093671105   51353    1148830


BOEING CO                Common   097023105     719      18550


BOURBON BANCSHARES INC   Common   10180P105     202       8400


BP PLC                   Common   055622104   33872     728277


BRISTOL MYERS SQUIBB CO  Common   110122108   36421     728389


BROWN FORMAN CL B        Common   115637209     419       6700


BUCA INC                 Common   117769109     195      12000


BURLINGTON RES INC       Common   122014103     985      26229


CARDINAL HEALTH INC      Common   14149Y108    9538     147505


CENTURYTEL INC           Common   156700106     318       9687


CHEVRONTEXACO CORP       Common   166764100   24885     277699


CINCINNATI FINL CORP     Common   172062101     347       9100

                                      Item 8:
                              Voting Authority ( Shares)
   Item 1:              ---------------------------------
Name of Issuer
                         (a) Sole    (b) Shared  (c) None
------------------------------------------------------------
BANK OF AMERICA CORP       286532                  874460





BANK ONE CORP               26155                  410978


BAXTER INTL INC              1100                    8600


BELLSOUTH CORP               5270                   29266


BLOCK H & R INC            324480                  824350


BOEING CO                   18550                       0


BOURBON BANCSHARES INC       8400                       0


BP PLC                     314551                  413726


BRISTOL MYERS SQUIBB CO   199,030                  529359


BROWN FORMAN CL B            1000                    5700


BUCA INC                    12000                       0


BURLINGTON RES INC          26029                     200


CARDINAL HEALTH INC        138243                    9262


CENTURYTEL INC                400                    9287


CHEVRONTEXACO CORP         77,789                  199910


CINCINNATI FINL CORP            0                    9100

Page 3 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
----------------------------------------------------------------------------------------------------------------------
CISCO SYS INC            Common   17275R102   15556     858974


CITIGROUP INC            Common   172967101   27343     541658


CLEARONE COMMUNICATIONS  Common   185060100     284      17000


                                             221345


COCA COLA CO             Common   191216100    8913     189035


COLGATE PALMOLIVE CO     Common   194162103     312       5400


COMPUTER ASSOC INTL INC  Common   204912109   15029     435750


COMPUTER SCIENCES CORP   Common   205363104   32095     655265


COMTECH TELECOMMUNICATIO Common   205826209     124      10000


CONOCO INC               Common   208251504   27363     966887


CONSECO INC              Common   208464107      45      10000


CORVIS CORP              Common   221009103     129      40000


DELTA AIR LINES INC DEL  Common   247361108    8860     302800


DISNEY WALT CO           Common   254687106     711      34300


DOMINION RES INC VA NEW  Common   25746U109    3078      51220


DORAL FINL CORP          Common   25811P100     281       9000


DOT HILL SYS CORP        Common   25848T109     108      64000

                                    Item 8:
                        Voting Authority (Shares)
   Item 1:              ------------------------------------
Name of Issuer
                        a) Sole    (b) Shared  (c) None
------------------------------------------------------------
CISCO SYS INC            287296                  571678


CITIGROUP INC            120782                  420876


CLEARONE COMMUNICATIONS   17000                       0


COCA COLA CO              20895                  168140


COLGATE PALMOLIVE CO          0                    5400


COMPUTER ASSOC INTL INC       0                  435750


COMPUTER SCIENCES CORP  161,040                  494225


COMTECH TELECOMMUNICATIO  10000                       0


CONOCO INC               198624                  768263


CONSECO INC                   0                   10000


CORVIS CORP               40000                       0


DELTA AIR LINES INC DEL   34350                  268450


DISNEY WALT CO            22500                   11800


DOMINION RES INC VA NEW  36,670                   14550


DORAL FINL CORP            9000                       0


DOT HILL SYS CORP         60000                    4000


Page 4 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
---------------------------------------------------------------------------------------------------------------------
DOVER CORP               Common   260003108     500      13500


DOW CHEM CO              Common   260543103   17389     514767


DU PONT E I DE NEMOURS & Common   263534109     780      18342


DUKE ENERGY CORP         Common   264399106   50321    1281733


DUKE REALTY CORP         Common   264411505    2700     110980


                                             168738


EFUNDS CORP              Common   28224R101     143      10385


EL PASO CORP             Common   28336L109   28007     627813


EMERSON ELEC CO          Common   291011104   34224     599367


ENESCO GROUP INC         Common   292973104     166      26300


ENGELHARD CORP           Common   292845104    9220     333100


ENGINEERED SUPPORT SYS I Common   292866100     274       8000


ENTEGRIS INC             Common   29362U104     219      20000


EQUITY OFFICE PROPERTIES Common   294741103    6501     216114


EQUITY RESIDENTIAL PPTYS Common   29476L107    3058     106520


EXXON MOBIL CORP         Common   30231G102   40824    1038786


FEDERAL HOME LN MTG CORP Common   313400301     667      10200

                                       Item 8:
                          Voting Authority (Shares)
   Item 1:               -------------------------------------
Name of Issuer
                         (a) Sole    (b) Shared  (c) None
--------------------------------------------------------------
DOVER CORP                   4000                    9500


DOW CHEM CO                197740                  317027


DU PONT E I DE NEMOURS &    14400                    3942


DUKE ENERGY CORP          310,935                  970798


DUKE REALTY CORP            87730                   23250


EFUNDS CORP                 10000                     385


EL PASO CORP               181288                  446525


EMERSON ELEC CO            158692                  440675


ENESCO GROUP INC            26300                       0


ENGELHARD CORP              59500                  273600


ENGINEERED SUPPORT SYS I     8000                       0


ENTEGRIS INC                20000                       0


EQUITY OFFICE PROPERTIES  188,629                   27485


EQUITY RESIDENTIAL PPTYS   92,470                   14050


EXXON MOBIL CORP            40558                  998228


FEDERAL HOME LN MTG CORP     4500                    5700



Page 5 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN    Common   313586109   36234     455775


FEDERAL REALTY INVT TR   Common   313747206    3795     165000


FIRST INDUSTRIAL REALTY  Common   32054K103    3958     127260


FLEETBOSTON FINL CORP    Common   339030108    8168     223790


FLEXTRONICS INTL LTD     Common   Y2573F102    5515     229903


FORD MTR CO DEL          Common   345370860   10322     656604


GANNETT INC              Common   364730101   14186     211000


                                             205481


GENERAL ELEC CO          Common   369604103   52182    1301937


HAUPPAUGE DIGITAL INC    Common   419131107      34      15450


HEADWATERS INC           Common   42210P102     172      15000


HEINZ H J CO             Common   423074103   11826     287600


HEWLETT PACKARD CO       Common   428236103    9439     459540


HILLENBRAND INDS INC     Common   431573104     201       3640


HI-TECH PHARMACAL INC    Common   42840B101     201      17000


HOME DEPOT INC           Common   437076102   36844     722290


HONEYWELL INTL INC       Common   438516106     833      24630


                                        Item 8:
                           Voting Authority (Shares)
   Item 1:                -------------------------------------
Name of Issuer
                          (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------
FEDERAL NATL MTG ASSN      136,775                  319000


FEDERAL REALTY INVT TR           0                  165000


FIRST INDUSTRIAL REALTY     110810                   16450


FLEETBOSTON FINL CORP       211690                   12100


FLEXTRONICS INTL LTD        215165                   14738


FORD MTR CO DEL             234848                  421756


GANNETT INC                      0                  211000


GENERAL ELEC CO            333,977                  967960


HAUPPAUGE DIGITAL INC        15450                       0


HEADWATERS INC               15000                       0


HEINZ H J CO                  2400                  285200


HEWLETT PACKARD CO           20400                  439140


HILLENBRAND INDS INC           500                    3140


HI-TECH PHARMACAL INC        17000                       0


HOME DEPOT INC              158040                  564250


HONEYWELL INTL INC           21500                    3130


Page 6 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
-----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       Common   441815107   22395     386515

INTEL CORP               Common   458140100   39777    1264757


INTERNATIONAL BUSINESS M Common   459200101    1834      15166


INTL PAPER CO            Common   460146103    6416     159014


J P MORGAN CHASE & CO    Common   46625H100   24825     682951


JAKKS PAC INC            Common   47012E106     190      10000


JEFFERSON PILOT CORP     Common   475070108     385       8317


JOHNSON & JOHNSON        Common   478160104   24426     413294


KEITH COMPANIES INC      Common   487539108     224      22000

                                             232204


KERR MCGEE CORP          Common   492386107   24563     448228


KEYCORP NEW              Common   493267108     219       9000


KEYSPAN CORP             Common   49337W100   19528     563570


KIMBERLY CLARK CORP      Common   494368103   68512    1145678


KNIGHT TRADING GROUP INC Common   499063105     121      11000


LASERSIGHT INC           Common   517924106      24      38400


LEXMARK INTL CL A        Common   529771107     939      15915


                                        Item 8:
                           Voting Authority (Shares)
   Item 1:                -------------------------------------
Name of Issuer
                       V  (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------
HOUSEHOLD INTL INC         129,765                  256750


INTEL CORP                  268485                  996272


INTERNATIONAL BUSINESS        7100                    8066


INTL PAPER CO                 4014                  155000


J P MORGAN CHASE & CO      164,416                  518535


JAKKS PAC INC                10000                       0


JEFFERSON PILOT CORP           450                    7867


JOHNSON & JOHNSON            33650                  379644


KEITH COMPANIES INC          22000                       0

KERR MCGEE CORP             128178                  320050


KEYCORP NEW                      0                    9000


KEYSPAN CORP                146320                  417250


KIMBERLY CLARK CORP         297047                  848631


KNIGHT TRADING GROUP INC     11000                       0


LASERSIGHT INC               38400                       0


LEXMARK INTL CL A            14415                    1500

Page 7 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
----------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO           Common   532457108     809      10300


LOCKHEED MARTIN CORP     Common   539830109   15813     338835


LUCENT TECHNOLOGIES INC  Common   549463107     115      18274


LUMENIS LTD              Common   M6778Q105     246      12500


MACK CALI RLTY CORP      Common   554489104    2826      91095


MARATHON OIL CORP        Common   565849106     459      15300


MARSH & MCLENNAN COS INC Common   571748102     491       4565


MAVERICK TUBE CORP       Common   577914104     142      11000


MBIA INC                 Common   55262C100    1945      36261


MBNA CORP                Common   55262L100   51502    1463132


MCDONALDS CORP           Common   580135101   18317     691985

                                             206571


MCKESSON CORP            Common   58155Q103    6705     179290


MCSI INC                 Common   55270M108     235      10000


MECHANICAL TECHNOLOGY IN Common   583538103     102      37300


MELLON FINL CORP         Common   58551A108     720      19126


MERCK & CO INC           Common   589331107   35118     597243


                                     Item 8:
                        Voting Authority (Shares)
   Item 1:              ------------------------------------
Name of Issuer
                        a) Sole    (b) Shared  (c) None
------------------------------------------------------------
LILLY ELI & CO             6750                    3550


LOCKHEED MARTIN CORP     140110                  198725


LUCENT TECHNOLOGIES INC    3794                   14480


LUMENIS LTD               12500                       0


MACK CALI RLTY CORP       88145                    2950


MARATHON OIL CORP         15300                       0


MARSH & MCLENNAN COS INC    565                    4000


MAVERICK TUBE CORP        11000                       0


MBIA INC                  26999                    9262


MBNA CORP               386,475                 1076657


MCDONALDS CORP          187,775                  504210


MCKESSON CORP            166790                   12500


MCSI INC                  10000                       0


MECHANICAL TECHNOLOGY IN  37300                       0


MELLON FINL CORP           1000                   18126


MERCK & CO INC           188906                  408337

Page 8 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
----------------------------------------------------------------------------------------------------------------------

MGIC INVT CORP WIS       Common   552848103   11440     185350


MICROSOFT CORP           Common   594918104   86406    1304239


MINNESOTA MNG & MFG CO   Common   604059105    1512      12792


MRV COMMUNICATIONS INC   Common   553477100     225      53100


NATIONAL CITY CORP       Common   635405103    2102      71898


NORFOLK SOUTHERN CORP    Common   655844108     220      11983


OMI CORP NEW             Common   Y6476W104      72      18000


ONI SYSTEMS CORP         Common   68273F103     129      20500


ORCHID BIOSCIENCES INC   Common   68571P100     387      70400


PEMSTAR INC              Common   706552106     120      10000


PEPSICO INC              Common   713448108     563      11560


PFIZER INC               Common   717081103   27594     692450


PHARMACEUTICAL PROD DEV  Common   717124101     242       7500


                                             173892


PHILLIPS PETE CO         Common   718507106   37934     629500


PLUM CREEK TIMBER CO INC Common   729251108     403      14200


PNC FINL SVCS GROUP INC  Common   693475105    6781     120659

                                        Item 8:
                           Voting Authority (Shares)
   Item 1:                -------------------------------------
Name of Issuer
                          (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------

MGIC INVT CORP WIS          173500                   11850


MICROSOFT CORP              371659                  932580


MINNESOTA MNG & MFG CO        8400                    4392


MRV COMMUNICATIONS INC       53100                       0


NATIONAL CITY CORP            6700                   65198


NORFOLK SOUTHERN CORP          400                   11583


OMI CORP NEW                 18000                       0


ONI SYSTEMS CORP             20500                       0


ORCHID BIOSCIENCES INC       70400                       0


PEMSTAR INC                  10000                       0


PEPSICO INC                  11260                     300


PFIZER INC                   52420                  640030


PHARMACEUTICAL PROD DEV       7500                       0

PHILLIPS PETE CO            145400                  484100


PLUM CREEK TIMBER CO INC      6200                    8000


PNC FINL SVCS GROUP INC     111330                    9329

Page 9 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
---------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO      Common   742718109    1294      16348


RAMTRON INTL CORP        Common   751907304     100      22350


RAYTHEON CO              Common   755111507    8618     265405


REGIONS FINL CORP        Common   758940100   13088     437150


ROYAL DUTCH PETE CO      Common   780257804    6827     139264


S Y BANCORP INC          Common   785060104     550      16529


SAFEWAY INC              Common   786514208   21334     511000


SARA LEE CORP            Common   803111103     837      37670


SBC COMMUNICATIONS INC   Common   78387G103   54231    1384496


SCHERING PLOUGH CORP     Common   806605101     927      25900


SCHLUMBERGER LTD         Common   806857108    7810     142130


SEITEL INC               Common   816074306     218      16000


SFBC INTL INC            Common   784121105     308      15000


SIMON PPTY GROUP INC NEW Common   828806109    2914      99340


SOUTHERN CO              Common   842587107     314      12400


                                             164488


SPRINT CORP              Common   852061100    6542     325794



                                     Item 8:
                        Voting Authority (Shares)
   Item 1:              ------------------------------------
Name of Issuer
                        a) Sole    (b) Shared  (c) None
------------------------------------------------------------
PROCTER & GAMBLE CO        2400                   13948


RAMTRON INTL CORP         22350                       0


RAYTHEON CO                6705                  258700


REGIONS FINL CORP             0                  437150


ROYAL DUTCH PETE CO        4300                  134964


S Y BANCORP INC               0                   16529


SAFEWAY INC              176425                  334575


SARA LEE CORP              5500                   32170


SBC COMMUNICATIONS INC  331,544                 1052952


SCHERING PLOUGH CORP       4000                   21900


SCHLUMBERGER LTD         38,580                  103550


SEITEL INC                16000                       0


SFBC INTL INC             15000                       0


SIMON PPTY GROUP INC NEW  85890                   13450

SOUTHERN CO                1600                   10800

SPRINT CORP               85804                  239990


Page 10 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
-----------------------------------------------------------------------------------------------------------------------
STATE STR CORP           Common   857477103     530      10150


STERLING BANCSHARES INC  Common   858907108     125      10000


STRATOS LIGHTWAVE INC    Common   863100103     154      25000


SUNGARD DATA SYS INC     Common   867363103   27003     933400


TARGET CORP              Common   87612E106   85706    2087852


TECO ENERGY INC          Common   872375100   16908     644350


TEE COMM ELECTRS INC     Common   87900H100       0      10000


TROY GROUP INC           Common   89733N106      78      19180


TUMBLEWEED COMMUNICATION Common   899690101      65      11000


TUPPERWARE CORP          Common   899896104     270      14000


TYCO INTL LTD NEW        Common   902124106     271       4600


ULTRATECH STEPPER INC    Common   904034105     231      14000


UNION PAC CORP           Common   907818108   10967     192410


UNITED TECHNOLOGIES CORP Common   913017109   55631     860760


UNITEDHEALTH GROUP INC   Common   91324P102     283       4000


UNOCAL CORP              Common   915289102   18967     525845


US BANCORP DEL           Common   902973304     944      45118

                                        Item 8:
                           Voting Authority (Shares)
   Item 1:                -------------------------------------
Name of Issuer
                          (a) Sole    (b) Shared  (c) None
---------------------------------------------------------------
STATE STR CORP                 150                   10000


STERLING BANCSHARES INC      10000                       0


STRATOS LIGHTWAVE INC        25000                       0


SUNGARD DATA SYS INC       308,390                  625010


TARGET CORP                437,152                 1650700


TECO ENERGY INC            221,575                  422775

TEE COMM ELECTRS INC             0                   10000


TROY GROUP INC               19180                       0


TUMBLEWEED COMMUNICATION     11000                       0


TUPPERWARE CORP               1000                   13000


TYCO INTL LTD NEW             2500                    2100


ULTRATECH STEPPER INC        14000                       0


UNION PAC CORP               63510                  128900

UNITED TECHNOLOGIES CORP   229,270                  631490

UNITEDHEALTH GROUP INC        4000                       0

UNOCAL CORP                 139195                  386650

US BANCORP DEL               31200                   13918

Page 11 of 11                                    FORM 13F                                    (SEC USE ONLY)

                                     Name of Reporting Manager Todd Investment Advisors
-------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                               Investment Discretion
                        Item 2:               Item 4:   Item 5:    ------------------------------------
   Item 1:              Title      Item 3:    Fair      Shares of           (b) Shared-                   Item 7:
Name of Issuer           of        CUSIP      Market    Principal               As Defined  (c) Shared-   Managers
                        Class      Number     Value      Amount   (a) Sole      in Inst. V      Other     See Inst. V
----------------------------------------------------------------------------------------------------------------------
                                             224675

VERIZON COMMUNICATIONS   Common   92343V104   64632    1361829


WACHOVIA CORP 2ND NEW    Common   929903102   30244     964420


WAL MART STORES INC      Common   931142103    1755      30495


WALGREEN CO              Common   931422109     589      17500


WASHINGTON MUT INC       Common   939322103     883      27000


WELLPOINT HEALTH NETWORK Common   94973H108   43590     373040


WORKFLOW MGMT INC        Common   98137N109     121      25400


XCEL ENERGY INC          Common   98389B100   11496     414404


XETA TECHNOLOGIES INC    Common   983909102      78      13400


                                             153388



      COMPANY TOTAL                         1907561


                                     Item 8:
                        Voting Authority (Shares)
   Item 1:              ------------------------------------
Name of Issuer
                        a) Sole    (b) Shared  (c) None
------------------------------------------------------------

VERIZON COMMUNICATIONS  314,582                 1047247


WACHOVIA CORP 2ND NEW    168240                  796180


WAL MART STORES INC       13995                   16500


WALGREEN CO                4600                   12900


WASHINGTON MUT INC        27000                       0


WELLPOINT HEALTH NETWORK  92090                  280950


WORKFLOW MGMT INC         25400                       0


XCEL ENERGY INC           59404                  355000


XETA TECHNOLOGIES INC     13400                       0



